Annual Total Returns - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - Fidelity ZERO Total Market Index Fund - Fidelity ZERO Total Market Index Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 02, 2018
Annual Return 2019	31.15%
Annual Return 2020	20.50%
Annual Return 2021	26.01%
Annual Return 2022	(19.19%)
Annual Return 2023	26.21%